NOTE 6. FAIR VALUE OF FINANCIAL INSTRUMENTS (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 6. FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS

On January 1, 2008 the Company adopted FASB ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

• Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

• Level 2 inputs the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

• Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.